Expense Example	Jul. 23, 2025 USD ($)
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF | Pacer S&P MidCap 400 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	$ 157